Finance debt	12 Months Ended
Dec. 31, 2020
Finance debt [abstract]
Disclosure of finance debt [text block]

18 Finance debt

Non-current finance debt
Finance debt measured at amortised cost
	Weighted average interest rates in %1)		Carrying amount in USD millions at 31 December		Fair value in USD millions at 31 December2)
	2020	2019	2020	2019	2020	2019

Unsecured bonds
United States Dollar (USD)	3.82	4.14	18,710	13,308	21,883	14,907
Euro (EUR)	2.03	2.25	10,057	8,201	11,115	8,992
Great Britain Pound (GBP)	6.08	6.08	1,877	1,815	2,949	2,765
Norwegian Kroner (NOK)	4.18	4.18	352	342	412	389

Total unsecured bonds			30,994	23,666	36,359	27,053

Unsecured loans
Japanese Yen (JPY)	4.30	4.30	97	92	119	123

Total unsecured loans			97	92	119	123

Total finance debt			31,091	23,758	36,479	27,175
Less current portion			1,974	2,004	2,062	2,036

Non-current finance debt			29,118	21,754	34,417	25,139

1)Weighted average interest rates are calculated based on the contractual rates on the loans per currency at 31 December and do not include the effect of swap agreements.

2)Fair values are determined from external calculation models based on market observations from various sources, classified at level 2 in the fair value hierarchy. For more information regarding fair value hierarchy, see note 25 Financial Instruments: fair value measurement and sensitivity of market risk.

Unsecured bonds amounting to USD 18,710 million are denominated in USD and unsecured bonds denominated in other currencies amounting to USD 11,368, million are swapped into USD. One bond denominated in EUR amounting to USD 916 million is not swapped. The table does not include the effects of agreements entered into to swap the various currencies into USD. For further information see note 25 Financial instruments: fair value measurement and sensitivity analysis of market risk.

Substantially all unsecured bonds and unsecured bank loan agreements contain provisions restricting future pledging of assets to secure borrowings without granting a similar secured status to the existing bondholders and lenders.

In 2019 and 2020 Equinor issued the following bonds
Issuance date	Currency	Amount in million	Interest rate in %	Maturity date

18 May 2020	USD	750	1.750	January 2026
18 May 2020	EUR	750	0.750	May 2026
18 May 2020	USD	750	2.375	May 2030
18 May 2020	EUR	1,000	1.375	May 2032
1 April 2020	USD	1,250	2.875	April 2025
1 April 2020	USD	500	3.000	April 2027
1 April 2020	USD	1,500	3.125	April 2030
1 April 2020	USD	500	3.625	April 2040
1 April 2020	USD	1,250	3.700	April 2050
13 November 2019	USD	1,000	3.250	November 2049

Out of Equinor's total outstanding unsecured bond portfolio, 43 bond agreements contain provisions allowing Equinor to call the debt prior to its final redemption at par or at certain specified premiums if there are changes to the Norwegian tax laws. The carrying amount of these agreements is USD 30,644 million at the 31 December 2020 closing currency exchange rate.

For more information about the revolving credit facility, maturity profile for undiscounted cash flows and interest rate risk management, see note 5 Financial risk and capital management.

Non-current finance debt maturity profile
	At 31 December
(in USD million)	2020	2019

Year 2 and 3	3,705	2,846
Year 4 and 5	4,927	5,004
After 5 years	20,485	13,904

Total repayment of non-current finance debt	29,118	21,754

Weighted average maturity (years - including current portion)	10	9
Weighted average annual interest rate (% - including current portion)	3.38	3.64

2019 reclassified because the line item Lease liabilities is separated from Finance debt in the Consolidated balance sheet.

Current finance debt
	At 31 December
(in USD million)	2020	2019

Collateral liabilities	1,704	585
Non-current finance debt due within one year1)	1,974	2,004
Other including US Commercial paper program and bank overdraft	913	350

Total current finance debt1)	4,591	2,939

Weighted average interest rate (%)1)	2.40	2.18

1) 2019 reclassified because the line item Lease liabilities is separated from Finance debt in the Consolidated balance sheet. Collateral liabilities and other current liabilities relate mainly to cash received as security for a portion of Equinor's credit exposure and outstanding amounts on US Commercial paper (CP) programme. Issuance on the CP programme amounted to USD 903 million as of 31 December 2020 and USD 340 million as of 31 December 2019.

Reconciliation of cash flows from financing activities to finance line items in balance sheet

(in USD million)	Non-current finance debt	Current finance debt	Financial receivable Collaterals 1)	Additional paid in capital /Treasury shares	Non-controlling interest	Dividend payable	Total excluding Lease liabilities	Lease liabilities	Total

At 1 January 2020	21,754	2,939	(634)	(708)	20	859	24,230	4,339	28,569
Transfer to current portion	(1,974)	1,974					0		0
Effect of exchange rate changes	1,049	0	0	0	0	15	1,064		1,064
Dividend declared						1,833	1,833		1,833
Cash flows provided by/(used in) financing activities	8,347	(346)	(329)	(1,059)	(16)	(2,330)	4,268	(1,277)	2,991
Other changes	(58)	24	(4)	179	15	(20)	136	1,344	1,480

At 31 December 2020	29,118	4,591	(967)	(1,588)	19	357	31,531	4,406	35,937

(in USD million)	Non-current finance debt 2)	Current finance debt 2)	Financial receivable Collaterals 1)	Additional paid in capital /Treasury shares	Non-controlling interest	Dividend payable	Total excluding Lease liabilities	Lease liabilities	Total

At 1 January 2019	22,889	2,406	(591)	(196)	19	766	25,293	432	25,725
Transfer to current portion	(1,322)	1,322					0		0
Effect of exchange rate changes	(108)	0	0	0	0	7	(101)		(101)
Dividend declared						3,453	3,453		3,453
Cash flows provided by/(used in) financing activities	984	(1,487)	(32)	(514)	(7)	(3,342)	(4,398)	(1,098)	(5,496)
Other changes	(689)	698	(11)	2	8	(25)	(17)	5,005	4,988

At 31 December 2019	21,754	2,939	(634)	(708)	20	859	24,230	4,339	28,569

1) Financial receivable collaterals are included in Trade and other receivables in the Consolidated balance sheet. See note 15 Trade and other receivables for more information.
2) Non-current finance debt and Current finance debt reclassified as Lease liabilities is separated from Finance debt in the Consolidated balance sheet.